UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04364

Exact name of registrant as specified in charter:	Voyageur Intermediate Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2011

Item 1. Reports to Stockholders

Semiannual report Delaware Tax-Free Minnesota Fund Delaware Tax-Free Minnesota Intermediate Fund Delaware Minnesota High-Yield Municipal Bond Fund February 28, 2011 Fixed income mutual funds
Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting www.delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund at www.delawareinvestments.com.

Manage your investments online
  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions
Delaware Management Holdings, Inc., and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Disclosure of Fund expenses	1
Sector allocations	4
Statements of net assets	7
Statements of operations	36
Statements of changes in net assets	38
Financial highlights	44
Notes to financial statements	62
Other Fund information	76
About the organization	78

Unless otherwise noted, views expressed herein are current as of Feb. 28, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from September 1, 2010 to February 28, 2011

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from September 1, 2010 to February 28, 2011.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Tax-Free Minnesota Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$962.50	0.92%	$4.48
Class B	1,000.00	959.00	1.67%	8.11
Class C	1,000.00	958.40	1.67%	8.11
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.23	0.92%	$4.61
Class B	1,000.00	1,016.51	1.67%	8.35
Class C	1,000.00	1,016.51	1.67%	8.35

Delaware Tax-Free Minnesota Intermediate Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$971.50	0.84%	$4.11
Class B	1,000.00	966.70	1.69%	8.24
Class C	1,000.00	966.60	1.69%	8.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.63	0.84%	$4.21
Class B	1,000.00	1,016.41	1.69%	8.45
Class C	1,000.00	1,016.41	1.69%	8.45

Delaware Minnesota High-Yield Municipal Bond Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	9/1/10	2/28/11	Expense Ratio	9/1/10 to 2/28/11*
Actual Fund return
Class A	$1,000.00	$954.10	0.93%	$4.51
Class B	1,000.00	950.60	1.68%	8.13
Class C	1,000.00	950.70	1.68%	8.13
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.18	0.93%	$4.66
Class B	1,000.00	1,016.46	1.68%	8.40
Class C	1,000.00	1,016.46	1.68%	8.40

*“Expenses Paid During Period” are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocations
Delaware Tax-Free Minnesota Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	99.05%
Corporate-Backed Revenue Bonds	4.43%
Education Revenue Bonds	9.00%
Electric Revenue Bonds	5.22%
Healthcare Revenue Bonds	29.22%
Housing Revenue Bonds	7.18%
Lease Revenue Bonds	3.48%
Local General Obligation Bonds	16.33%
Pre-Refunded/Escrowed to Maturity Bonds	16.25%
Special Tax Revenue Bonds	2.34%
State General Obligation Bonds	2.70%
Transportation Revenue Bonds	2.69%
Water & Sewer Revenue Bond	0.21%
Short-Term Investments	0.37%
Total Value of Securities	99.42%
Receivables and Other Assets Net of Liabilities	0.58%
Total Net Assets	100.00%

Delaware Tax-Free Minnesota Intermediate Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.01%
Corporate-Backed Revenue Bonds	1.63%
Education Revenue Bonds	11.27%
Electric Revenue Bonds	7.21%
Healthcare Revenue Bonds	24.33%
Housing Revenue Bonds	2.10%
Lease Revenue Bonds	1.88%
Local General Obligation Bonds	24.09%
Pre-Refunded/Escrowed to Maturity Bonds	5.58%
Special Tax Revenue Bonds	6.73%
State General Obligation Bonds	7.82%
Transportation Revenue Bonds	3.92%
Water & Sewer Revenue Bond	1.45%
Short-Term Investments	0.83%
Total Value of Securities	98.84%
Receivables and Other Assets Net of Liabilities	1.16%
Total Net Assets	100.00%

Sector allocations
Delaware Minnesota High-Yield Municipal Bond Fund	As of February 28, 2011

Sector designations may be different than the sector designations presented in other Fund materials.

Sector	Percentage of net assets
Municipal Bonds	98.92%
Corporate-Backed Revenue Bonds	4.40%
Education Revenue Bonds	8.76%
Electric Revenue Bonds	7.29%
Healthcare Revenue Bonds	34.90%
Housing Revenue Bonds	11.42%
Lease Revenue Bonds	2.78%
Local General Obligation Bonds	11.80%
Pre-Refunded/Escrowed to Maturity Bonds	4.79%
Special Tax Revenue Bonds	7.82%
State General Obligation Bond	0.81%
Transportation Revenue Bond	1.45%
Water & Sewer Revenue Bonds	2.70%
Short-Term Investment	0.05%
Total Value of Securities	98.97%
Receivables and Other Assets Net of Liabilities	1.03%
Total Net Assets	100.00%

Statements of net assets
Delaware Tax-Free Minnesota Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 99.05%
Corporate-Backed Revenue Bonds – 4.43%
Cloquet Pollution Control Revenue Refunding
(Potlatch Project) 5.90% 10/1/26	$6,500,000	$5,839,405
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,914,160
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	7,265,000	6,860,557
Seaway Port Authority of Duluth Industrial
Development Dock & Wharf Revenues Refunding
(Cargill Project) Series E 6.125% 11/1/14	4,500,000	4,520,520
		25,134,642
Education Revenue Bonds – 9.00%
Duluth Housing & Redevelopment Authority Lease Revenue
(Public School Academy)
Series A 5.875% 11/1/40	3,500,000	2,865,345
Minnesota Colleges & Universities Revenue Fund Series A
5.00% 10/1/22 (AGM)	5,135,000	5,338,911
5.00% 10/1/28	8,900,000	9,296,583
5.00% 10/1/29 (NATL-RE)	5,665,000	5,808,268
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/20	1,250,000	1,267,113
Series 6-J1 5.00% 5/1/36	2,225,000	2,006,995
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,195,725
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,040,750
Series 7-D
5.00% 3/1/30	1,500,000	1,550,475
5.00% 3/1/40	3,000,000	3,004,890
(St. Olaf College) Series 7-F 4.50% 10/1/30	2,000,000	1,907,160
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	4,945,400
Series 7-A 5.00% 10/1/39	2,000,000	1,959,660
(State Scholastic College) Series 7-J 6.30% 12/1/40	1,800,000	1,827,594
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	2,000,000	2,033,400
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science) 5.00% 8/1/35	3,960,000	4,017,816
		51,066,085

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 5.22%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.00% 10/1/30	$3,000,000	$3,007,170
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/35	3,000,000	2,904,990
Series A
5.00% 10/1/34	6,250,000	6,072,625
5.125% 10/1/29	3,000,000	3,028,740
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/38	4,800,000	4,377,312
Series XX 5.25% 7/1/40	5,000,000	4,361,150
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A
5.25% 1/1/15 (AMBAC)	2,900,000	3,227,439
^Capital Appreciation 4.44% 1/1/25 (NATL-RE)	5,000,000	2,603,700
		29,583,126
Healthcare Revenue Bonds – 29.22%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	1,762,047
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,433,445
6.20% 7/1/45	2,000,000	1,947,180
Apple Valley Economic Development Authority Health
Care Revenue (Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	2,379,051
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/24 (RADIAN)	740,000	712,553
5.00% 9/1/31 (RADIAN)	500,000	447,965
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,478,525
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,116,113
5.40% 8/1/40	1,000,000	901,010
Maple Grove Health Care System Revenue
(Maple Grove Hospital) 5.25% 5/1/37	2,950,000	2,652,286
Minneapolis Health Care Facilities Revenue
(Jones-Harrison Residence Project) 5.60% 10/1/30	1,050,000	877,265

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	$3,000,000	$3,238,860
Series B 6.50% 11/15/38 (ASSURED GTY)	1,140,000	1,205,995
Series D
5.00% 11/15/30 (AMBAC)	2,500,000	2,341,925
5.00% 11/15/34 (AMBAC)	4,750,000	4,325,873
Minneapolis National Marrow Donor Program
Project Revenue 4.875% 8/1/25	4,000,000	3,816,320
Minneapolis - St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A
5.00% 8/15/30	2,750,000	2,699,620
5.25% 8/15/35	2,085,000	2,053,892
(Health Partners Obligation Group Project)
5.875% 12/1/29	1,000,000	1,002,290
Minnesota Agricultural & Economic
Development Board Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,609,840
(Essentia Remarketing) Series C-1
5.00% 2/15/30 (ASSURED GTY)	5,725,000	5,577,753
5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,330,600
5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,429,811
(Fairview Health Care System)
Un-Refunded Balance Series A
5.75% 11/15/26 (NATL-RE)	180,000	180,014
6.375% 11/15/29	15,000	15,057
Northfield Hospital Revenue 5.375% 11/1/26	3,785,000	3,569,217
Rochester Health Care & Housing Revenue Refunding
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,209,664
Rochester Health Care Facilities Revenue
(Mayo Clinic) Remarketing Series D 5.00% 11/15/38	6,405,000	6,371,182
(Olmsted Medical Center) 5.875% 7/1/30	1,850,000	1,768,582
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.375% 9/1/42	2,435,000	2,292,309
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
5.10% 9/1/25	2,000,000	1,918,220
5.25% 9/1/34	7,000,000	6,351,100

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sherburne County Health Care Facilities Revenue
(Guardian Angels Health Services) 5.55%10/1/36	$1,500,000	$1,200,900
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,013,780
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,012,000
Series A
5.00% 5/1/25	1,035,000	1,041,241
5.125% 5/1/30	10,350,000	10,317,914
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
Refunding 5.75% 7/1/39	16,975,000	16,045,957
Series C
5.50% 7/1/23	3,000,000	3,065,130
5.625% 7/1/26	1,925,000	1,911,179
5.75% 7/1/30	5,000,000	4,936,400
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	7,900,000	6,831,367
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	2,824,019
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	5,720,000	6,140,592
Series A-1 5.25% 11/15/29	5,605,000	5,627,868
St. Paul Housing & Redevelopment Authority
Hospital Revenue (Health East Project)
6.00% 11/15/30	4,000,000	3,486,760
6.00% 11/15/35	10,340,000	8,789,516
Series A 5.70% 11/1/15	990,000	984,308
St. Paul Housing & Redevelopment Authority
Multifamily Housing Revenue Refunding
(Marion Center Project) Series A
5.30% 11/1/30	500,000	393,930
5.375% 5/1/43	500,000	366,610

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Stillwater Health Care Revenue (Health System
Obligation Group) 5.00% 6/1/35	$1,000,000	$878,750
Washington County Housing & Redevelopment
Authority Hospital Facilities Revenue
(Health East Project) 5.50% 11/15/27	1,000,000	861,390
		165,745,175
Housing Revenue Bonds – 7.18%
Minneapolis Multifamily Housing Revenue
(Bottineau Commons Project)
5.45% 4/20/43 (GNMA) (AMT)	1,500,000	1,464,330
(Grant Street Apartments Project) Refunding Series A
7.25% 11/1/29	750,000	751,283
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	8,000,000	7,864,240
(Sumner Field) Series A 5.50% 11/20/26 (GNMA) (AMT)	860,000	864,842
(Trinity Apartments) Refunding Series A
6.75% 5/1/21 (HUD)	1,450,000	1,453,364
Minnesota Housing Finance Agency Rental Housing
Revenue Series C-2 5.95% 2/1/15 (AMBAC)	1,410,000	1,413,581
Minnesota Housing Finance Agency (Residential Housing)
Series A 5.30% 7/1/19	400,000	401,508
Series B-1 5.35% 1/1/33 (AMT)	2,305,000	2,240,345
•Series D 4.80% 7/1/38 (AMT)	2,500,000	2,223,475
Series I 4.85% 7/1/38 (AMT)	2,000,000	1,791,680
Series I 5.15% 7/1/38 (AMT)	5,405,000	5,037,622
Series L 5.10% 7/1/38 (AMT)	9,910,000	9,167,741
Series M 4.875% 7/1/37 (AMT)	4,500,000	4,058,775
@ Washington County Housing & Redevelopment
Authority Governmental Revenue Refunding
(Briar Pond Project) Series C 7.25% 8/20/34	910,000	741,914
White Bear Lake Multifamily Revenue Refunding
(Lake Square Apartments) Series A 5.875% 2/1/15 (FHA)	565,000	566,384
Willmar Housing & Redevelopment Authority
Multifamily Housing Revenue
(Highland Apartments) 5.85% 6/1/19 (HUD)	700,000	700,077
		40,741,161

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds – 3.48%
Minneapolis Special School District #001 Series A
5.00% 2/1/18 (AGM)	$1,545,000	$1,592,524
5.00% 2/1/19 (AGM)	1,535,000	1,582,217
5.00% 2/1/20 (AGM)	1,690,000	1,741,984
St. Paul Port Authority Lease Revenue
(Cedar Street Office Building Project)
5.00% 12/1/22	2,500,000	2,561,475
5.25% 12/1/27	3,840,000	3,888,845
Series 3-12 5.125% 12/1/27	3,000,000	3,049,080
(Robert Street Office Building Project)
Series 3-11 4.75% 12/1/23	2,000,000	2,037,280
Series 3-11 5.00% 12/1/27	2,500,000	2,532,875
Series 9 5.25% 12/1/27	725,000	734,222
		19,720,502
Local General Obligation Bonds – 16.33%
Anoka County Capital Improvement Series A
5.00% 2/1/19	1,270,000	1,491,564
5.00% 2/1/22	500,000	560,320
Brainerd Independent School District #181 Refunding
(School Building) Series A
4.00% 2/1/22	3,255,000	3,355,352
4.00% 2/1/23	5,990,000	6,100,336
Centennial Independent School District #012
Series A 5.00% 2/1/18 (AGM)	1,270,000	1,315,098
Farmington Independent School District #192 Series B
5.00% 2/1/27 (AGM)	10,705,000	10,731,012
^Capital Appreciation 5.34% 2/1/21 (AGM)	1,500,000	914,745
^Capital Appreciation 5.424% 2/1/20 (AGM)	1,650,000	1,061,280
Hennepin County Series B 4.00% 12/1/20	5,255,000	5,765,050
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	6,850,000	7,001,454
^ Mahtomedi Independent School District #832
Capital Appreciation Series B 5.90% 2/1/14 (NATL-RE)	1,540,000	1,472,471
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	1,200,000	1,295,556
Series C
5.00% 3/1/16	1,440,000	1,664,899
5.00% 3/1/28	5,000,000	5,223,750

		Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
	Minneapolis Library 5.00% 12/1/25	$1,500,000	$1,530,915
	Morris Independent School District #769 Building
	5.00% 2/1/24 (NATL-RE)	4,875,000	5,196,945
	Mounds View Independent School District #621 Series A
	5.00% 2/1/20 (NATL-RE)	2,970,000	3,094,532
	New Brighton Tax Increment Series A
	5.00% 2/1/27 (NATL-RE)	1,000,000	1,040,220
	Osseo Independent School District #279 Series A
	5.00% 2/1/21 (AGM)	3,570,000	3,694,093
	Prior Lake Independent School District #719 Series B
	5.00% 2/1/19 (AGM)	3,145,000	3,415,910
	Ramsey County State Aid Series C 5.00% 2/1/28	1,060,000	1,073,865
	Robbinsdale Independent School District #281
	5.00% 2/1/21 (AGM)	1,310,000	1,351,042
^	Rosemount Independent School District #196
	Capital Appreciation Series B 6.008% 4/1/13 (AGM)	1,915,000	1,870,591
^	Sartell - St. Stephen Independent School District #748
	Capital Appreciation Refunding Series B
	5.976% 2/1/13 (NATL-RE)	540,000	522,326
	6.10% 2/1/15 (NATL-RE)	1,075,000	981,841
	6.15% 2/1/16 (NATL-RE)	1,750,000	1,534,278
	South Washington County Independent School
	District #833 Series A
	4.75% 2/1/25	2,500,000	2,585,300
	4.75% 2/1/26	3,600,000	3,692,772
	4.75% 2/1/27	2,300,000	2,349,588
	St. Michael - Albertville Independent School District #885
	5.00% 2/1/20 (AGM)	1,970,000	2,039,955
	5.00% 2/1/27 (AGM)	3,435,000	3,556,977
	Todd Morrison Cass & Wadena Counties Staples United
	Hospital District (Health Care Facilities-Lakewood)
	5.00% 12/1/21	2,000,000	2,071,140
	5.125% 12/1/24	1,000,000	1,026,190
	Willmar City (Rice Memorial Hospital Project)
	5.00% 2/1/22 (AGM)	1,000,000	1,040,700
	5.00% 2/1/25 (AGM)	1,000,000	1,010,810
			92,632,877

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded/Escrowed to Maturity Bonds – 16.25%
Dakota County Community Development Agency
(Senior Housing Facilities) 5.00% 1/1/21-12	$1,275,000	$1,323,833
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
8.15% 9/1/16 (GNMA) (NATL-RE) (IBC)	405,000	511,985
(Anoka County) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,921,670
(Bloomington Mortgage) Refunding Series B
8.375% 9/1/21 (GNMA) (FHA) (VA) (AMT)	14,115,000	18,825,034
Duluth Economic Development Authority Health
Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/33-14	3,500,000	3,921,645
5.50% 2/15/23-14	1,000,000	1,127,740
Hopkins Housing & Redevelopment Authority
(Public Works & Fire Station) Series A
5.00% 2/1/23-13 (NATL-RE)	1,210,000	1,310,478
Minneapolis Health Care System Revenue
(Allina Health Systems) Series A 5.75% 11/15/32-12	10,000,000	10,885,700
Minnesota State 5.00% 8/1/21-12	2,400,000	2,552,616
Southern Minnesota Municipal Power Agency Power
Supply Revenue Series A
5.75% 1/1/18-13	3,790,000	4,061,250
5.75% 1/1/18-13 (AMBAC) (TCRS)	670,000	717,952
5.75% 1/1/18-13 (NATL-RE) (IBC)	1,000,000	1,071,570
Refunding Series B 5.50% 1/1/15 (AMBAC)	990,000	1,021,789
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B
5.25% 7/1/30-14	9,420,000	10,627,832
5.50% 7/1/25-14	2,000,000	2,272,720
University of Minnesota Series A
5.50% 7/1/21	12,500,000	14,535,000
5.75% 7/1/18	3,840,000	4,560,538
Western Minnesota Municipal Power Agency Supply
Revenue Series A 9.75% 1/1/16 (NATL-RE)	715,000	938,981
		92,188,333

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 2.34%
Hennepin County Sales Tax Revenue
(Second Lien - Ballpark Project) Series B
5.00% 12/15/19	$2,100,000	$2,365,377
5.00% 12/15/20	1,000,000	1,115,730
5.00% 12/15/24	1,150,000	1,230,213
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 6.00% 12/1/40	3,000,000	2,968,860
Minneapolis Tax Increment Revenue Refunding
(St. Anthony Falls Project) 5.75% 2/1/27	1,000,000	872,390
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate Series B 5.75% 8/1/37	4,760,000	4,727,774
		13,280,344
State General Obligation Bonds – 2.70%
Minnesota State
5.00% 10/1/15	5,000,000	5,746,050
Series A 5.00% 12/1/21	5,000,000	5,741,300
Minnesota State Refunding Various Purposes
Series D 4.00% 8/1/17	1,000,000	1,112,040
Puerto Rico Commonwealth Public Improvement
Refunding Series C 6.00% 7/1/39	2,800,000	2,732,688
		15,332,078
Transportation Revenue Bonds – 2.69%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A
5.00% 1/1/15 (AMT)	3,095,000	3,325,485
5.00% 1/1/22 (NATL-RE)	2,000,000	2,020,180
5.00% 1/1/28	1,250,000	1,267,763
5.25% 1/1/16 (NATL-RE)	1,460,000	1,541,249
St. Paul Housing & Redevelopment Authority Parking
Revenue Refunding (Parking Facilities Project)
Series A
5.00% 8/1/30	1,870,000	1,840,248
5.00% 8/1/35	1,145,000	1,062,720
Series B 5.00% 8/1/35	1,500,000	1,392,210
St. Paul Port Authority Revenue Refunding
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	2,809,248
		15,259,103

Statements of net assets
Delaware Tax-Free Minnesota Fund

	Principal amount	Value
Municipal Bonds (continued)
Water & Sewer Revenue Bond – 0.21%
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series B
5.00% 3/1/19	$1,000,000	$1,176,370
		1,176,370
Total Municipal Bonds (cost $559,652,298)		561,859,796

	Number of shares
Short-Term Investments – 0.37%
Money Market Instrument – 0.03%
Federated Minnesota Municipal Cash Trust	186,397	186,397
		186,397

	Principal amount
¤Variable Rate Demand Notes – 0.34%
Minneapolis & St. Paul Housing &
Redevelopment Authority Health Care Revenue
(Allina Health System) Series B-2 0.19% 11/15/35
(LOC – JPMorgan Chase Bank)	$1,500,000	1,500,000
Robbinsdale Revenue Refunding (North Memorial)
Series A-3 0.23% 5/1/33 (LOC – Wells Fargo Bank N.A)	400,000	400,000
		1,900,000
Total Short-Term Investments (cost $2,086,397)		2,086,397

Total Value of Securities – 99.42%
(cost $561,738,695)		563,946,193
Receivables and Other Assets
Net of Liabilities – 0.58%		3,303,629
Net Assets Applicable to 47,424,560
Shares Outstanding – 100.00%		$567,249,822

Net Asset Value – Delaware Tax-Free Minnesota Fund
Class A ($528,663,950 / 44,207,171 Shares)		$11.96
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class B ($5,085,839 / 424,973 Shares)		$11.97
Net Asset Value – Delaware Tax-Free Minnesota Fund
Class C ($33,500,033 / 2,792,416 Shares)		$12.00

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$561,732,978
Distributions in excess of net investment income	(145,618)
Accumulated net realized gain on investments	3,454,964
Net unrealized appreciation of investments	2,207,498
Total net assets	$567,249,822

^	Zero coupon security. The rate shown is the yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of February 28, 2011. Interest rates reset periodically.
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $741,914, which represented 0.13% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
¤
Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Federal Housing Administration
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
TCRS — Temporary Custodial Receipts
VA — Veterans Administration Collateral

Statements of net assets
Delaware Tax-Free Minnesota Fund

Net Asset Value and Offering Price Per Share –
Delaware Tax-Free Minnesota Fund
Net asset value Class A (A)	$11.96
Sales charge (4.50% of offering price) (B)	0.56
Offering price	$12.52

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Delaware Tax-Free Minnesota Intermediate Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.01%
Corporate-Backed Revenue Bonds – 1.63%
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	$750,000	$741,953
Minneapolis Community Development Agency (Limited Tax
Common Bond Fund) Series 4 6.20% 6/1/17 (AMT)	870,000	874,637
		1,616,590
Education Revenue Bonds – 11.27%
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	1,000,000	1,044,560
Minnesota Higher Education Facilities Authority Revenue
(Carleton College) Series 6-T 4.75% 1/1/23	1,000,000	1,060,120
(Hamline University) Series 7-E 5.00% 10/1/29	250,000	243,205
(Macalester College) Series 6-P 4.25% 3/1/27	750,000	715,088
(St. Johns University) Series 6-U
4.40% 10/1/21	325,000	338,182
4.50% 10/1/23	265,000	270,769
(State Scholastic College) Series H 5.125% 12/1/30	1,000,000	976,250
(University of St. Thomas)
Series 5-Y 5.25% 10/1/19	1,590,000	1,685,574
Series 6-X 5.00% 4/1/24	1,000,000	1,036,580
St. Cloud Housing & Redevelopment Authority Revenue
(State University Foundation Project) 5.00% 5/1/23	1,000,000	1,016,700
University of Minnesota Series A 5.00% 12/1/23	1,000,000	1,114,200
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/18	1,500,000	1,663,005
		11,164,233
Electric Revenue Bonds – 7.21%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,022,850
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/21	1,000,000	1,062,700
Northern Municipal Power Agency Electric
System Revenue Series A
5.00% 1/1/13 (ASSURED GTY)	1,200,000	1,272,828
5.00% 1/1/14 (ASSURED GTY)	510,000	551,754
5.00% 1/1/15 (ASSURED GTY)	1,000,000	1,092,530
5.00% 1/1/17 (ASSURED GTY)	1,000,000	1,106,400

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Southern Minnesota Municipal Power Agency
Supply System Revenue Series A 5.25% 1/1/30	$1,000,000	$1,031,030
		7,140,092
Healthcare Revenue Bonds – 24.33%
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services) 5.00% 9/1/31 (RADIAN)	650,000	582,355
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care) 4.75% 8/1/25	500,000	469,610
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project) 5.00% 4/1/31	1,000,000	880,910
Minneapolis Health Care System Revenue (Fairview Health
Services) Series A 6.625% 11/15/28	1,500,000	1,619,430
Minneapolis National Marrow Donor Program
Project Revenue 5.00% 8/1/17	1,205,000	1,283,180
Minneapolis-St. Paul Housing & Redevelopment
Authority Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/25	1,000,000	1,030,660
(Health Partners Obligation Group Project) 6.00% 12/1/17	850,000	895,305
Minnesota Agricultural & Economic Development Board
Health Care Revenue (Essentia Remarketing)
Series C-1 5.50% 2/15/25 (ASSURED GTY)	2,500,000	2,651,274
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Lutheran Home Project) 4.70% 6/1/18	475,000	445,702
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A 6.875% 12/1/29	950,000	936,586
Rochester Health Care Facilities Revenue
(Olmsted Medical Center) 5.125% 7/1/20	1,000,000	1,014,020
Sartell Health Care Facilities (Country Manor Campus)
Series A 6.125% 9/1/30	845,000	803,975
St. Cloud Health Care Revenue
(Centracare Health System Project)
Series A 5.125% 5/1/30	2,445,000	2,437,421
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.50% 7/1/29	1,000,000	961,950
Series C 5.625% 7/1/26	2,500,000	2,482,050

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series A-2 5.25% 11/15/28	$2,000,000	$2,010,940
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project) Series B 5.85% 11/1/17	1,160,000	1,144,804
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Gillette Children’s Specialty Project)
5.00% 2/1/20	500,000	509,150
5.00% 2/1/27	1,000,000	952,460
(Senior Carondelet Village Project) Series A 6.25% 8/1/30	1,000,000	997,710
		24,109,492
Housing Revenue Bonds – 2.10%
Minneapolis Multifamily Housing Revenue Refunding
(Trinity Apartments) Series A 6.75% 5/1/21 (HUD)	1,515,000	1,518,515
Minnesota Housing Finance Agency Residential Housing
Series I 5.10% 7/1/20 (AMT)	560,000	563,713
		2,082,228
Lease Revenue Bonds – 1.88%
St. Paul Housing & Redevelopment Authority Refunding
(Minnesota Public Radio Project) 5.00%12/1/25	1,000,000	1,019,270
Virginia Housing & Redevelopment Authority Health
Care Facility Lease Revenue 5.25% 10/1/25	880,000	844,017
		1,863,287
Local General Obligation Bonds – 24.09%
Anoka County Capital Improvements
Series A 4.00% 2/1/17	1,175,000	1,301,172
Series C 5.00% 2/1/27	500,000	530,435
Anoka-Hennepin Independent School District #11
Refunding 5.00% 2/1/17	1,000,000	1,152,030
Brainerd Independent School District #181 Refunding
(School Building) Series A 4.00% 2/1/22	2,500,000	2,577,074
Centennial Independent School District #012 Series A
5.00% 2/1/18 (AGM)	1,000,000	1,035,510
5.00% 2/1/20 (AGM)	750,000	776,633

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Duluth Independent School District #709
Revenue Certificates of Participation
Series A 4.25% 2/1/20 (AGM)	$1,710,000	$1,842,953
Hopkins Independent School District #270 5.125% 2/1/17 (FGIC)	2,000,000	2,073,319
Mankato Independent School District #77 (Formerly
Blue Earth County Independent School District #10)
4.125% 2/1/22	1,000,000	1,035,200
Metropolitan Council Minneapolis-St. Paul Metropolitan
Area Waste Water Treatment Series C
5.00% 3/1/16	560,000	647,461
5.00% 3/1/28	1,000,000	1,044,750
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,529,250
Osseo Independent School District #279
Series A 5.00% 2/1/21 (AGM)	1,500,000	1,552,140
Robbinsdale Independent School District #281
Series A 5.00% 2/1/20	1,850,000	2,184,627
South Washington County Independent School District #833
Series A 4.00% 2/1/22	750,000	766,838
Series B 5.00% 2/1/16 (AGM)	1,560,000	1,626,160
St. Paul Independent School District #625 (School Building)
Series A 4.00% 2/1/15	1,020,000	1,110,892
White Bear Lake Independent School District #624 (Formerly
Joint Independent Consolidated Ramsey County School
District #39 & Washington & Anoka Counties School
District #103) Series B 4.75% 2/1/22	1,000,000	1,076,340
		23,862,784
§Pre-Refunded/Escrowed to Maturity Bonds – 5.58%
Edina Housing & Redevelopment Authority Public
Project Revenue (Appropriate Lease Obligation)
5.125% 2/1/19-12	1,000,000	1,041,650
Minnesota Public Facilities Authority Water Pollution
Control Revenue Refunding Series C 5.00% 3/1/18-15	1,000,000	1,139,930
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.50% 7/1/25-14	1,500,000	1,704,540
University of Minnesota Series A
5.75% 7/1/16	1,000,000	1,170,260
5.75% 7/1/18	400,000	475,056
		5,531,436

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds – 6.73%
Minneapolis Art Center Facilities Revenue
(Walker Art Center Project) 5.125% 7/1/21	$2,250,000	$2,278,080
@ Minneapolis Tax Increment Revenue
(Ivy Tower Project) 5.50% 2/1/22	415,000	297,783
Minnesota 911 Revenue (Public Safety Radio
Communication System Project)
4.00% 6/1/14 (ASSURED GTY)	1,370,000	1,491,971
4.25% 6/1/18 (ASSURED GTY)	1,170,000	1,309,230
4.50% 6/1/25 (ASSURED GTY)	1,000,000	1,034,600
Puerto Rico Sales Tax Financing Sales Tax
Revenue (First Subordinate)
Series A 6.125% 8/1/29	250,000	256,938
		6,668,602
State General Obligation Bonds – 7.82%
Minnesota State
Refunding 5.00% 8/1/15	2,000,000	2,291,020
Series A 5.00% 12/1/21	1,000,000	1,148,260
Minnesota State Refunding (Various Purposes) Series D
4.00% 8/1/17	1,395,000	1,551,296
5.00% 8/1/16	1,475,000	1,714,422
Puerto Rico Commonwealth Public Improvement
Series A 5.50% 7/1/19 (NATL-RE) (IBC)	1,000,000	1,038,870
		7,743,868
Transportation Revenue Bonds – 3.92%
Minneapolis-St. Paul Metropolitan Airports Commission
Refunding Series A 5.00% 1/1/13 (AMT)	500,000	529,265
Refunding Series B 5.00% 1/1/22 (AMT)	1,000,000	1,025,690
Refunding Series D 5.00% 1/1/22 (AMT)	1,000,000	999,520
Series A 5.00% 1/1/22 (AMBAC)	1,260,000	1,324,991
		3,879,466
Water & Sewer Revenue Bond – 1.45%
St. Paul Sewer Revenue Series D 5.00% 12/1/20	1,275,000	1,439,003
		1,439,003
Total Municipal Bonds (cost $95,103,599)		97,101,081

Statements of net assets
Delaware Tax-Free Minnesota Intermediate Fund

Number of shares		Value
Short-Term Investments – 0.83%
Money Market Instrument – 0.02%
Federated Minnesota Municipal Cash Trust	18,673	$18,673
		18,673

Principal amount
¤Variable Rate Demand Note – 0.81%
Minneapolis & St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System)
Series B-2 0.19% 11/15/35 (LOC - JPMorgan Chase Bank)	$800,000	800,000
		800,000
Total Short-Term Investments (cost $818,673)		818,673

Total Value of Securities – 98.84%
(cost $95,922,272)		97,919,754
Receivables and Other Assets
Net of Liabilities – 1.16%		1,150,949
Net Assets Applicable to 9,186,101
Shares Outstanding – 100.00%		$99,070,703

Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class A ($85,143,583 / 7,897,069 Shares)		$ 10.78
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class B ($145,033 / 13,412 Shares)		$ 10.81
Net Asset Value – Delaware Tax-Free Minnesota Intermediate Fund
Class C ($13,782,087 / 1,275,620 Shares)		$ 10.80

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)		$97,817,996
Undistributed net investment income		2,522
Accumulated net realized loss on investments		(747,297)
Net unrealized appreciation of investments		1,997,482
Total net assets		$99,070,703

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $297,783, which represented 0.30% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
§	Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY - Insured by the Assured Guaranty Corporation
FGIC — Insured by the Financial Guaranty Insurance Company
HUD — Housing and Urban Development Section 8
IBC — Insured Bond Certificate
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share – Delaware Tax-Free Minnesota Intermediate Fund
Net asset value Class A (A)	$10.78
Sales charge (2.75% of offering price) (B)	0.30
Offering price	$11.08

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund	February 28, 2011 (Unaudited)

	Principal amount	Value
Municipal Bonds – 98.92%
Corporate-Backed Revenue Bonds – 4.40%
Cloquet Pollution Control Revenue (Potlatch Project)
5.90% 10/1/26	$1,700,000	$1,527,229
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	1,750,000	1,731,222
Puerto Rico Port Authority Revenue Special Facilities
(American Airlines) Series A 6.25% 6/1/26 (AMT)	1,390,000	1,146,778
Sartell Environmental Improvement Revenue Refunding
(International Paper) Series A 5.20% 6/1/27	1,750,000	1,652,578
		6,057,807
Education Revenue Bonds – 8.76%
Baytown Township Lease Revenue
(St. Croix Preparatory Academy) Series A 7.00% 8/1/38	500,000	455,485
Duluth Housing & Redevelopment Authority
Lease Revenue (Public School Academy) Series A
5.875% 11/1/40	1,000,000	818,670
Minnesota Higher Education Facilities Authority Revenue
(Augsburg College)
Series 6-C 5.00% 5/1/23	700,000	691,159
Series 6-J1 5.00% 5/1/36	1,000,000	902,020
(Bethel University) Series 6-R 5.50% 5/1/37	1,500,000	1,317,435
(Macalester College) Series 6-P 4.25% 3/1/32	1,000,000	884,700
(St. John’s University) Series 6-U 4.75% 10/1/33	825,000	767,151
(St. Olaf) Series 6-O
4.50% 10/1/32	1,000,000	894,720
5.00% 10/1/22	1,000,000	1,051,770
(State Scholastic College) Series H 5.125% 12/1/40	750,000	693,518
(University of St. Thomas)
Series 6-I 5.00% 4/1/23	1,500,000	1,560,930
Series 7-A 5.00% 10/1/39	1,000,000	979,830
University of Minnesota Series A 5.125% 4/1/34	1,000,000	1,038,240
		12,055,628
Electric Revenue Bonds – 7.29%
Chaska Electric Revenue Refunding
(Generating Facilities) Series A 5.25% 10/1/25	1,000,000	1,022,850
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/34	2,750,000	2,671,955

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Northern Municipal Power Agency Electric System
Revenue Refunding Series A
5.00% 1/1/16 (ASSURED GTY)	$1,200,000	$1,323,864
5.00% 1/1/18 (ASSURED GTY)	1,000,000	1,105,250
Puerto Rico Electric Power Authority Revenue
Series XX 5.25% 7/1/40	1,665,000	1,452,263
Southern Minnesota Municipal Power Agency Supply
System Revenue Series A 5.25% 1/1/16 (AMBAC)	1,000,000	1,128,530
Western Minnesota Municipal Power Agency Supply
Revenue Series A 5.00% 1/1/30 (NATL-RE)	1,335,000	1,336,308
		10,041,020
Healthcare Revenue Bonds – 34.90%
Aitkin Health Care Facilities Revenue Refunding
(Riverwood Health Care Center) 5.50% 2/1/24	700,000	637,665
Anoka County Housing & Redevelopment Authority
Revenue Series A 6.875% 5/1/40	1,000,000	958,110
Apple Valley Economic Development Authority Health
Care Revenue (Augustanna Home St. Paul Project)
Series A 5.80% 1/1/30	1,000,000	900,430
Bemidji Health Care Facilities First Mortgage Revenue
(North Country Health Services)
5.00% 9/1/31 (RADIAN)	1,350,000	1,209,506
Refunding 5.00% 9/1/20	1,150,000	1,167,124
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,000,000	1,982,820
Detroit Lakes Housing & Health Facilities Revenue
Refunding (Mankato Lutheran Homes)
Series D 5.50% 8/1/21	500,000	473,390
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
5.00% 4/1/20	1,100,000	1,103,575
5.00% 4/1/31	1,965,000	1,730,988
Mahtomedi Senior Housing Revenue Refunding
(St. Andrews Village Project) 5.75% 12/1/40	1,000,000	800,550
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care) 5.00% 9/1/35	1,880,000	1,644,586

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	$2,200,000	$2,087,667
5.25% 5/1/37	1,000,000	899,080
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.625% 11/15/28	1,900,000	2,051,277
Series B 6.50% 11/15/38 (ASSURED GTY)	250,000	264,473
Series D 5.00% 11/15/34 (AMBAC)	3,000,000	2,732,129
Minneapolis-St. Paul Housing & Redevelopment Authority
(Health Partners Obligation Group Project)
6.00% 12/1/17	525,000	552,983
Minnesota Agricultural & Economic Development
Board Revenue (Benedictine Health Systems)
5.75% 2/1/29	1,000,000	849,520
Moorhead Economic Development Authority
Multifamily Housing Revenue Refunding
(Eventide Project) Series A 5.15% 6/1/29	550,000	448,949
Northfield Hospital Revenue 5.375% 11/1/31	1,000,000	915,370
Oak Park Heights Housing Revenue
(Oakgreen Commons Project) 7.00% 8/1/45	1,500,000	1,362,000
Owatonna Senior Housing Revenue
(Senior Living Project) Series A
5.80% 10/1/29	400,000	360,452
6.00% 4/1/41	1,250,000	1,070,413
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Refunding Series A
6.875% 12/1/29	1,000,000	985,880
7.375% 12/1/41	375,000	374,258
Sartell Health Care Facilities Revenue
(Country Manor Campus) Series A 6.25% 9/1/36	925,000	872,284
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center) 5.25% 9/1/34	1,000,000	907,300
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.50% 5/1/39 (ASSURED GTY)	1,500,000	1,503,000
Series A 5.125% 5/1/30	2,125,000	2,118,412

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Louis Park Health Care Facilities Revenue Refunding
(Park Nicollet Health Services)
5.75% 7/1/39	$1,500,000	$1,417,905
Series C 5.50% 7/1/23	1,000,000	1,021,710
St. Paul Housing & Redevelopment Authority
Health Care Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36	1,000,000	864,730
(Senior Carondelet Village Project) Series A
6.00% 8/1/42	770,000	707,153
St. Paul Housing & Redevelopment Authority Health
Care Revenue (Allina Health System) Series A
5.00% 11/15/18 (NATL-RE)	1,900,000	2,039,706
St. Paul Housing & Redevelopment Authority Hospital
Revenue (Health East Project)
6.00% 11/15/25	1,000,000	931,480
6.00% 11/15/30	1,000,000	871,690
Series A 5.70% 11/1/15	600,000	596,550
Series B 5.85% 11/1/17	250,000	246,725
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue Refunding (Marion Center Project)
Series A 5.375% 5/1/43	1,000,000	733,220
Stillwater Health Care Revenue
(Health System Obligation Group)
5.00% 6/1/25	2,000,000	1,917,540
5.00% 6/1/35	1,000,000	878,750
@ Twin Valley Congregate Housing Revenue
(Living Options Project) 5.95% 11/1/28	1,825,000	1,553,422
Winona Health Care Facilities Revenue Refunding
(Winona Health Obligation Group) 5.15% 7/1/31	1,500,000	1,309,800
		48,054,572
Housing Revenue Bonds – 11.42%
Chanhassen Multifamily Housing Revenue Refunding
(Heritage Park Apartments Project)
6.20% 7/1/30 (AMT) (FHA) (HUD)	300,000	300,153
Chaska Multifamily Housing Revenue
(West Suburban Housing Partners Project)
5.875% 3/1/31 (AMT)	1,000,000	791,330

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Minneapolis Multifamily Housing Revenue
(Grant Street Apartments Project) Refunding
Series A 7.25% 11/1/29	$2,085,000	$2,088,565
(Olson Townhomes Project) 6.00% 12/1/19 (AMT)	1,180,000	1,180,189
(Trinity Apartments) Refunding
Series A 6.75% 5/1/21 (HUD)	560,000	561,299
Minneapolis-St. Paul Housing Finance Board Single
Family Mortgage (City Living Project)
Series A-2 5.00% 12/1/38 (GNMA) (FNMA) (AMT)	666,574	615,608
Minnesota Housing Finance Agency
(Rental Housing)
Series A 4.875% 8/1/24 (AMT)	585,000	571,738
Series A-1 5.00% 8/1/40 (AMT)	2,265,000	2,048,896
(Residential Housing)
Series G 5.00% 7/1/36 (AMT)	965,000	890,714
Series I 4.85% 7/1/38 (AMT)	1,145,000	1,025,737
Series L 5.10% 7/1/38 (AMT)	1,500,000	1,387,650
Series M 4.875% 7/1/37 (AMT)	2,500,000	2,254,875
(Single Family Mortgage) Series E 6.25% 1/1/23 (AMT)	5,000	5,006
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue (Shelby Grotto Housing Project)
5.50% 9/20/44 (AMT) (GNMA) (FHA)	750,000	736,448
Stillwater Multifamily Housing Revenue
(Orleans Homes Project) 5.50% 2/1/42 (AMT)	750,000	566,183
@ Washington County Housing & Redevelopment
Authority Revenue Refunding (Briar Pond Project)
Series B 7.125% 8/20/34	795,000	693,971
		15,718,362
Lease Revenue Bonds – 2.78%
Hibbing Economic Development Authority Revenue
(Public Project - Hibbing Lease Obligation)
6.40% 2/1/12	140,000	140,147
St. Paul Port Authority Lease Revenue (Robert Street
Office Building Project) Series 3-11 5.00% 12/1/27	1,000,000	1,013,150
University of Minnesota Special Purpose Revenue
(State Supported Stadium Debt) 5.00% 8/1/29	2,660,000	2,681,253
		3,834,550

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 11.80%
Chaska Independent School District #112
Series A 4.50% 2/1/28 (NATL-RE)	$1,000,000	$1,004,880
Farmington Independent School District #192
Series B 5.00% 2/1/27 (AGM)	1,000,000	1,002,430
Foley Independent School District #51 (School Building)
Refunding Series A 5.00% 2/1/21	1,105,000	1,194,781
Hopkins Independent School District #270 Facilities
5.00% 2/1/26 (NATL-RE)	1,055,000	1,089,646
Lakeville Independent School District #194
Series A 4.75% 2/1/22 (AGM)	1,000,000	1,022,110
Metropolitan Council Minneapolis-St. Paul
Metropolitan Area Waste Water Treatment
Series B 5.00% 12/1/21	500,000	539,815
Series C 5.00% 3/1/28	1,000,000	1,044,750
Minneapolis Various Purposes 4.00% 12/1/23	1,500,000	1,529,250
Moorhead Improvement Series B 5.00% 2/1/33 (NATL-RE)	750,000	754,020
Perham Disposal System 6.00% 5/1/22 (AMT)	1,500,000	1,501,335
South Washington County Independent School
District #833 Series A 4.75% 2/1/27	1,500,000	1,532,340
Todd Morrison Cass & Wadena Counties United Hospital
District (Health Care Facilities-Lakewood)
5.00% 12/1/21	610,000	631,698
5.125% 12/1/24	205,000	210,369
5.25% 12/1/26	1,540,000	1,570,353
White Bear Lake Independent School District #624
(Formerly Joint Independent Consolidated Ramsey
County School District #39 & Washington & Anoka
Counties School District #103) Series B 4.75% 2/1/22	1,500,000	1,614,511
		16,242,288
§Pre-Refunded Bonds – 4.79%
Andover Economic Development Authority Public
Facilities Lease Revenue (Andover Community Center)
5.20% 2/1/34-14	1,000,000	1,087,220
Duluth Economic Development Authority
Health Care Facilities Revenue
(Benedictine Health System - St. Mary’s Hospital)
5.25% 2/15/28-14	1,000,000	1,120,470
5.25% 2/15/33-14	750,000	840,353

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Minneapolis Community Development Agency Supported
Development Revenue (Limited Tax Common Bond Fund)
Series G-3 5.45% 12/1/31-11	$1,000,000	$1,038,360
Minnesota State 5.00% 8/1/21-13 (AGM)	1,250,000	1,377,487
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services) Series B 5.25% 7/1/30-14	1,000,000	1,128,220
		6,592,110
Special Tax Revenue Bonds – 7.82%
Hennepin County Sales Tax Revenue
(First Lien - Ball Park Project)
Series B 5.00% 12/15/24	1,000,000	1,074,090
(Second Lien - Ballpark Project) Series B
5.00% 12/15/20	1,500,000	1,673,595
5.00% 12/15/24	1,000,000	1,069,750
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2A 5.00% 6/1/28 (AMT)	1,170,000	1,063,928
Minneapolis Tax Increment Revenue
@(Ivy Tower Project) 5.70% 2/1/29	785,000	496,363
(St. Anthony Falls Project) 5.65% 2/1/27	500,000	431,470
Minnesota 911 Revenue (Public Safety Radio Commission
System Project) 5.00% 6/1/24 (ASSURED GTY)	1,000,000	1,083,560
Puerto Rico Commonwealth Infrastructure Financing
Authority Special Tax Revenue Series B 5.00% 7/1/46	800,000	628,128
Puerto Rico Sales Tax Financing Sales Tax Revenue
(First Subordinate) Series B 5.75% 8/1/37	790,000	784,652
St. Paul Port Authority (Brownsfields Redevelopment Tax)
Series 2 5.00% 3/1/37	1,500,000	1,468,995
Virgin Islands Public Finance Authority Revenue
(Senior Lien Matching Fund Loan Note)
Series A 5.25% 10/1/24	1,000,000	996,300
		10,770,831
State General Obligation Bond – 0.81%
Minnesota State Refunding (Various Purposes)
Series D 4.00% 8/1/17	1,000,000	1,112,040
		1,112,040

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bond – 1.45%
Minneapolis - St. Paul Metropolitan Airports
Commission Revenue Series A 5.00% 1/1/28 (NATL-RE)	$2,000,000	$1,990,860
		1,990,860
Water & Sewer Revenue Bonds – 2.70%
Minnesota Public Facilities Authority Clean Water Revenue
Series B 5.00% 3/1/18	2,000,000	2,324,920
St. Paul Sewer Revenue Series D 5.00% 12/1/19	1,220,000	1,391,093
		3,716,013
Total Municipal Bonds (cost $140,596,256)		136,186,081

	Number of shares
Short-Term Investment – 0.05%
Money Market Instrument – 0.05%
Federated Minnesota Municipal Cash Trust	70,855	70,855
Total Short-Term Investment (cost $70,855)		70,855

Total Value of Securities – 98.97%
(cost $140,667,111)		136,256,936
Receivables and Other Assets
Net of Liabilities – 1.03%		1,415,567
Net Assets Applicable to 13,753,078
Shares Outstanding – 100.00%		$137,672 ,503

Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class A ($108,336,246 / 10,826,775 Shares)		$10.01
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class B ($3,414,478 / 340,764 Shares)		$10.02
Net Asset Value – Delaware Minnesota High-Yield Municipal Bond Fund
Class C ($25,921,779 / 2,585,539 Shares)		$10.03

Statements of net assets
Delaware Minnesota High-Yield Municipal Bond Fund

Components of Net Assets at February 28, 2011:
Shares of beneficial interest (unlimited authorization – no par)	$145,767,616
Undistributed net investment income	55
Accumulated net realized loss on investments	(3,684,993)
Net unrealized depreciation of investments	(4,410,175)
Total net assets	$137,672,503

§
Pre-Refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 9 in “Notes to financial statements.”

@	Illiquid security. At February 28, 2011, the aggregate amount of illiquid securities was $2,743,756, which represented 1.99% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by the AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by the Assured Guaranty Corporation
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association Collateral
GNMA — Government National Mortgage Association Collateral
HUD — Housing and Urban Development Section 8
NATL-RE — Insured by the National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

Net Asset Value and Offering Price Per Share –
Delaware Minnesota High-Yield Municipal Bond Fund
Net asset value Class A (A)	$10.01
Sales charge (4.50% of offering price) (B)	0.47
Offering price	$10.48

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $100,000 or more.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Six Months Ended February 28, 2011 (Unaudited)

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Investment Income:
Interest	$14,603,270	$2,262,074	$3,683,656

Expenses:
Management fees	1,613,657	261,591	398,389
Distribution expenses – Class A	692,652	112,642	142,406
Distribution expenses – Class B	29,181	762	18,588
Distribution expenses – Class C	181,834	72,204	136,672
Dividend disbursing and transfer agent
fees and expenses	156,892	35,701	54,319
Accounting and administration expenses	117,425	20,620	28,548
Reports and statements to shareholders	27,062	6,438	4,804
Audit and tax	21,679	8,152	9,316
Registration fees	20,643	13,455	6,821
Legal fees	19,012	7,915	6,313
Trustees’ fees	16,547	2,907	4,014
Insurance fees	13,108	2,350	3,108
Pricing fees	8,923	4,769	6,304
Custodian fees	6,282	1,228	1,290
Consulting fees	3,119	649	738
Trustees’ expenses	1,309	207	296
Dues and services	814	1,799	—
	2,930,139	553,389	821,926
Less fees waived	(15,968)	(5,117)	(29,387)
Less waived distribution expenses – Class A	—	(45,057)	—
Less expense paid indirectly	(356)	(77)	(114)
Total operating expenses	2,913,815	503,138	792,425
Net Investment Income	11,689,455	1,758,936	2,891,231

		Delaware	Delaware
	Delaware	Tax-Free	Minnesota
	Tax-Free	Minnesota	High-Yield
	Minnesota	Intermediate	Municipal
	Fund	Fund	Bond Fund
Net Realized and Unrealized Gain (Loss)
on Investments:
Net realized gain (loss) on investments	$4,182,101	$(15,209)	$481,779
Net change in unrealized appreciation/
depreciation of investments	(40,126,016)	(5,097,114)	(10,680,627)
Net Realized and Unrealized Loss
on Investments	(35,943,915)	(5,112,323)	(10,198,848)

Net Decrease in Net Assets
Resulting from Operations	$(24,254,460)	$(3,353,387)	$(7,307,617)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,689,455	$23,696,469
Net realized gain on investments	4,182,101	1,833,214
Net change in unrealized
appreciation/depreciation of investments	(40,126,016)	25,429,642
Net increase (decrease) in net assets
resulting from operations	(24,254,460)	50,959,325

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(11,071,516)	(22,294,999)
Class B	(94,497)	(258,145)
Class C	(590,087)	(1,147,610)

Net realized gain on investments:
Class A	(2,377,492)	—
Class B	(25,548)	—
Class C	(157,451)	—
	(14,316,591)	(23,700,754)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,965,698	46,342,217
Class B	—	307
Class C	2,071,165	7,044,823

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	9,322,852	14,438,208
Class B	82,256	171,205
Class C	627,154	866,714
	34,069,125	68,863,474

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(53,478,282)	$(58,794,667)
Class B	(1,843,669)	(2,806,931)
Class C	(5,792,366)	(4,726,887)
	(61,114,317)	(66,328,485)
Increase (decrease) in net assets derived from
capital share transactions	(27,045,192)	2,534,989
Net Increase (Decrease) in Net Assets	(65,616,243)	29,793,560

Net Assets:
Beginning of period	632,866,065	603,072,505
End of period	$567,249,822	$632,866,065

Distributions in excess of
net investment income	$(145,618)	$(144,194)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Minnesota Intermediate Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,758,936	$3,280,111
Net realized gain (loss) on investments	(15,209)	269,806
Net change in unrealized
appreciation/depreciation of investments	(5,097,114)	4,114,787
Net increase (decrease) in net assets
resulting from operations	(3,353,387)	7,664,704

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(1,564,440)	(2,934,175)
Class B	(1,991)	(4,488)
Class C	(189,374)	(334,083)
	(1,755,805)	(3,272,746)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,860,489	26,843,282
Class B	—	71,813
Class C	1,792,769	5,693,861

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,022,481	1,875,774
Class B	1,986	4,120
Class C	149,441	241,743
	10,827,166	34,730,593

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(15,905,138)	$(13,988,840)
Class B	(20,113)	(231,461)
Class C	(2,109,001)	(3,128,847)
	(18,034,252)	(17,349,148)
Increase (decrease) in net assets derived from
capital share transactions	(7,207,086)	17,381,445
Net Increase (Decrease) in Net Assets	(12,316,278)	21,773,403

Net Assets:
Beginning of period	111,386,981	89,613,578
End of period	$99,070,703	$111,386,981

Undistributed net investment income	$2,522	$2,522

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Minnesota High-Yield Municipal Bond Fund

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,891,231	$5,595,726
Net realized gain on investments	481,779	498,563
Net change in unrealized
appreciation/depreciation of investments	(10,680,627)	10,746,599
Net increase (decrease) in net assets
resulting from operations	(7,307,617)	16,840,888

Dividends and Distributions to Shareholders from:
Net Investment Income:
Class A	(2,356,718)	(4,546,424)
Class B	(62,880)	(149,738)
Class C	(462,933)	(866,306)
	(2,882,531)	(5,562,468)

Capital Share Transactions:
Proceeds from shares sold:
Class A	8,076,865	14,818,477
Class B	363	157
Class C	2,326,747	4,061,927

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,541,174	2,929,971
Class B	52,896	104,474
Class C	377,165	629,003
	12,375,210	22,544,009

	Six Months	Year
	Ended	Ended
	2/28/11	8/31/10
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(12,322,868)	$(15,506,059)
Class B	(508,769)	(1,328,942)
Class C	(3,575,995)	(2,778,753)
	(16,407,632)	(19,613,754)
Increase (decrease) in net assets derived from
capital share transactions	(4,032,422)	2,930,255
Net Increase (Decrease) in Net Assets	(14,222,570)	14,208,675

Net Assets:
Beginning of period	151,895,073	137,686,398
End of period	$137,672,503	$151,895,073

Undistributed net investment income	$55	$37

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Minnesota Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.730	$12.180	$12.120	$12.170	$12.490	$12.690

0.242	0.484	0.474	0.495	0.511	0.511
(0.717)	0.550	0.107	(0.041)	(0.313)	(0.172)
(0.475)	1.034	0.581	0.454	0.198	0.339

(0.243)	(0.484)	(0.473)	(0.502)	(0.507)	(0.513)
(0.052)	—	(0.048)	(0.002)	(0.011)	(0.026)
(0.295)	(0.484)	(0.521)	(0.504)	(0.518)	(0.539)

$11.960	$12.730	$12.180	$12.120	$12.170	$12.490

(3.75% )	8.66%	5.04%	3.77%	1.58%	2.78%

$528,664	$586,651	$559,393	$574,914	$578,194	$381,720

0.92%	0.93%	0.92%	0.93%	0.94%	0.93%
—	—	0.01%	0.18%	0.29%	0.26%
0.92%	0.93%	0.93%	1.11%	1.23%	1.19%

0.93%	0.93%	0.94%	0.93%	0.96%	0.94%
—	—	0.01%	0.18%	0.29%	0.26%
0.93%	0.93%	0.95%	1.11%	1.25%	1.20%

3.98%	3.89%	4.03%	4.05%	4.12%	4.11%

3.97%	3.89%	4.01%	4.05%	4.10%	4.10%
7%	20%	20%	17%	7%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.740	$12.190	$12.130	$12.180	$12.500	$12.700

0.196	0.391	0.386	0.403	0.419	0.418
(0.716)	0.550	0.107	(0.041)	(0.314)	(0.172)
(0.520)	0.941	0.493	0.362	0.105	0.246

(0.198)	(0.391)	(0.385)	(0.410)	(0.414)	(0.420)
(0.052)	—	(0.048)	(0.002)	(0.011)	(0.026)
(0.250)	(0.391)	(0.433)	(0.412)	(0.425)	(0.446)

$11.970	$12.740	$12.190	$12.130	$12.180	$12.500

(4.10% )	7.85%	4.26%	2.99%	0.82%	2.01%

$5,086	$7,234	$9,506	$11,593	$15,674	$11,354

1.67%	1.68%	1.67%	1.68%	1.69%	1.68%
—	—	0.01%	0.18%	0.29%	0.26%
1.67%	1.68%	1.68%	1.86%	1.98%	1.94%

1.68%	1.68%	1.69%	1.68%	1.71%	1.69%
—	—	0.01%	0.18%	0.29%	0.26%
1.68%	1.68%	1.70%	1.86%	2.00%	1.95%

3.23%	3.14%	3.28%	3.30%	3.37%	3.36%

3.22%	3.14%	3.26%	3.30%	3.35%	3.35%
7%	20%	20%	17%	7%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued
Interest and fees on short-term floating rate notes issued
Total expenses3

Ratio of expenses to average net assets excluding interest and fees on short-term floating rate notes issued prior to fees waived and expense paid indirectly
Interest and fees on short-term floating rate notes issued
Total expenses prior to fees waived and expense paid indirectly3

Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$12.780	$12.220	$12.160	$12.200	$12.530	$12.720

0.197	0.392	0.386	0.403	0.418	0.418
(0.727)	0.560	0.107	(0.031)	(0.323)	(0.162)
(0.530)	0.952	0.493	0.372	0.095	0.256

(0.198)	(0.392)	(0.385)	(0.410)	(0.414)	(0.420)
(0.052)	—	(0.048)	(0.002)	(0.011)	(0.026)
(0.250)	(0.392)	(0.433)	(0.412)	(0.425)	(0.446)

$12.000	$12.780	$12.220	$12.160	$12.200	$12.530

(4.16% )	7.91%	4.25%	3.06%	0.73%	2.08%

$33,500	$38,981	$34,174	$27,585	$26,830	$15,125

1.67%	1.68%	1.67%	1.68%	1.69%	1.68%
—	—	0.01%	0.18%	0.29%	0.26%
1.67%	1.68%	1.68%	1.86%	1.98%	1.94%

1.68%	1.68%	1.69%	1.68%	1.71%	1.69%
—	—	0.01%	0.18%	0.29%	0.26%
1.68%	1.68%	1.70%	1.86%	2.00%	1.95%

3.23%	3.14%	3.28%	3.30%	3.37%	3.36%

3.22%	3.14%	3.26%	3.30%	3.35%	3.35%
7%	20%	20%	17%	7%	13%

3 Total expenses and total expenses prior to fees waived and expense paid indirectly includes interest and related expenses which include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees in connection with the Fund’s participation in inverse floater programs. See Notes 1 and 8 in “Notes to financial statements”.

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.290	$10.820	$10.720	$10.610	$10.860	$11.010

0.189	0.376	0.384	0.414	0.445	0.429
(0.511)	0.469	0.100	0.110	(0.250)	(0.150)
(0.322)	0.845	0.484	0.524	0.195	0.279

(0.188)	(0.375)	(0.384)	(0.414)	(0.445)	(0.429)
(0.188)	(0.375)	(0.384)	(0.414)	(0.445)	(0.429)

$10.780	$11.290	$10.820	$10.720	$10.610	$10.860

(2.85% )	7.96%	4.67%	5.00%	1.80%	2.62%

$85,144	$96,568	$78,021	$58,465	$48,477	$48,297
0.84%	0.82%	0.75%	0.75%	0.76%	0.75%

0.95%	0.96%	0.97%	0.95%	1.00%	0.97%
3.48%	3.42%	3.62%	3.83%	4.11%	3.96%

3.37%	3.28%	3.40%	3.63%	3.87%	3.74%
16%	22%	12%	27%	15%	11%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.330	$10.850	$10.750	$10.640	$10.890	$11.040

0.143	0.284	0.295	0.322	0.353	0.337
(0.520)	0.479	0.100	0.110	(0.250)	(0.150)
(0.377)	0.763	0.395	0.432	0.103	0.187

(0.143)	(0.283)	(0.295)	(0.322)	(0.353)	(0.337)
(0.143)	(0.283)	(0.295)	(0.322)	(0.353)	(0.337)

$10.810	$11.330	$10.850	$10.750	$10.640	$10.890

(3.33% )	7.14%	3.79%	4.10%	0.94%	1.75%

$145	$170	$317	$908	$1,713	$1,993
1.69%	1.67%	1.60%	1.60%	1.61%	1.60%

1.70%	1.71%	1.72%	1.70%	1.75%	1.72%
2.63%	2.57%	2.77%	2.98%	3.26%	3.11%

2.62%	2.53%	2.65%	2.88%	3.12%	2.99%
16%	22%	12%	27%	15%	11%

Financial highlights
Delaware Tax-Free Minnesota Intermediate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$11.320	$10.840	$10.740	$10.630	$10.880	$11.030

0.143	0.283	0.295	0.322	0.353	0.337
(0.520)	0.479	0.100	0.110	(0.250)	(0.150)
(0.377)	0.762	0.395	0.432	0.103	0.187

(0.143)	(0.282)	(0.295)	(0.322)	(0.353)	(0.337)
(0.143)	(0.282)	(0.295)	(0.322)	(0.353)	(0.337)

$10.800	$11.320	$10.840	$10.740	$10.630	$10.880

(3.34% )	7.14%	3.78%	4.10%	0.94%	1.75%

$13,782	$14,649	$11,276	$7,126	$4,936	$5,162
1.69%	1.67%	1.60%	1.60%	1.61%	1.60%

1.70%	1.71%	1.72%	1.70%	1.75%	1.72%
2.63%	2.57%	2.77%	2.98%	3.26%	3.11%

2.62%	2.53%	2.65%	2.88%	3.12%	2.99%
16%	22%	12%	27%	15%	11%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.710	$9.910	$10.000	$10.180	$10.530	$10.610

0.212	0.415	0.422	0.418	0.430	0.445
(0.701)	0.798	(0.091)	(0.180)	(0.350)	(0.082)
(0.489)	1.213	0.331	0.238	0.080	0.363

(0.211)	(0.413)	(0.421)	(0.418)	(0.430)	(0.443)
(0.211)	(0.413)	(0.421)	(0.418)	(0.430)	(0.443)

$10.010	$10.710	$9.910	$10.000	$10.180	$10.530

(4.59% )	12.46%	3.63%	2.35%	0.71%	3.54%

$108,336	$119,038	$107,951	$116,999	$109,807	$87,504
0.93%	0.93%	0.89%	0.89%	0.90%	0.89%

0.97%	0.98%	0.97%	0.97%	1.00%	1.00%
4.15%	4.02%	4.49%	4.11%	4.09%	4.26%

4.11%	3.97%	4.41%	4.03%	3.99%	4.15%
3%	11%	12%	10%	10%	4%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.720	$9.920	$10.010	$10.190	$10.550	$10.630

0.174	0.338	0.352	0.341	0.351	0.367
(0.701)	0.798	(0.091)	(0.179)	(0.360)	(0.082)
(0.527)	1.136	0.261	0.162	(0.009)	0.285

(0.173)	(0.336)	(0.351)	(0.342)	(0.351)	(0.365)
(0.173)	(0.336)	(0.351)	(0.342)	(0.351)	(0.365)

$10.020	$10.720	$9.920	$10.010	$10.190	$10.550

(4.94% )	11.62%	2.86%	1.58%	(0.13% )	2.77%

$3,415	$4,130	$4,995	$5,907	$7,334	$9,578
1.68%	1.68%	1.64%	1.64%	1.65%	1.64%

1.72%	1.73%	1.72%	1.72%	1.75%	1.75%
3.40%	3.27%	3.74%	3.36%	3.34%	3.51%

3.36%	3.22%	3.66%	3.28%	3.24%	3.40%
3%	11%	12%	10%	10%	4%

Financial highlights
Delaware Minnesota High-Yield Municipal Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return2

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
2/28/111	8/31/10	8/31/09	8/31/08	8/31/07	8/31/06
(Unaudited)
$10.730	$9.930	$10.020	$10.200	$10.550	$10.630

0.174	0.338	0.352	0.342	0.351	0.367
(0.701)	0.798	(0.091)	(0.181)	(0.350)	(0.082)
(0.527)	1.136	0.261	0.161	0.001	0.285

(0.173)	(0.336)	(0.351)	(0.341)	(0.351)	(0.365)
(0.173)	(0.336)	(0.351)	(0.341)	(0.351)	(0.365)

$10.030	$10.730	$9.930	$10.020	$10.200	$10.550

(4.93% )	11.61%	2.85%	1.58%	(0.04% )	2.76%

$25,922	$28,727	$24,740	$28,849	$26,016	$20,516
1.68%	1.68%	1.64%	1.64%	1.65%	1.64%

1.72%	1.73%	1.72%	1.72%	1.75%	1.75%
3.40%	3.27%	3.74%	3.36%	3.34%	3.51%

3.36%	3.22%	3.66%	3.28%	3.24%	3.40%
3%	11%	12%	10%	10%	4%

Notes to financial statements
Delaware Minnesota Municipal Bond Funds	February 28, 2011 (Unaudited)

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund. Voyageur Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Fund. Voyageur Intermediate Tax-Free Funds is organized as a Delaware statutory trust and offers Delaware Tax-Free Minnesota Intermediate Fund. Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Intermediate Tax-Free Funds are individually referred to as a “Trust” and collectively as “Trusts”. These financial statements and the related notes pertain to Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund and Delaware Minnesota High-Yield Municipal Bond Fund (each referred to as a “Fund” or collectively as the “Funds”). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of up to 4.50% for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and up to 2.75% for Delaware Tax-Free Minnesota Intermediate Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year for the Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and 0.75% for the Delaware Tax-Free Minnesota Intermediate Fund if redeemed within the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund, and declined from 2% to zero for Delaware Tax-Free Minnesota Intermediate Fund depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase for Delaware Tax-Free Minnesota Fund and Delaware Minnesota High-Yield Municipal Bond Fund and approximately five years after purchase for Delaware Tax-Free Minnesota Intermediate Fund. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months.

The investment objective of Delaware Tax-Free Minnesota Fund is to seek as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

The investment objective of Delaware Tax-Free Minnesota Intermediate Fund is to seek to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

The investment objective of Delaware Minnesota High-Yield Municipal Bond Fund is to seek as high a level of current income exempt from federal income tax and the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board or, collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (August 31, 2007 – August 31, 2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Funds on the basis of “settled shares” of each class in relation to the net assets of the Funds. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

1. Significant Accounting Policies (continued)

Interest and Related Expenses — Interest and related expenses include, but are not limited to, interest expense, remarketing fees, liquidity fees, and trustees’ fees from the Funds’ participation in inverse floater programs where a Fund has transferred its own bonds to a trust that issues floating rate securities with an aggregate principal amount equal to the principal of the transferred bonds. In conveyance of the bond, the Funds receive the inverse floating rate securities and cash from the trust. As a result of certain rights retained by the Funds, the transfer of the bond is not considered a sale, but rather a form of financing for accounting purposes whereby the cash received is recorded as a liability and interest expense is recorded based on the interest rate of the floating rate securities. Remarketing fees, liquidity fees, and trustees’ expenses are recorded on the accrual basis. There were no interest and related expenses for the six months ended February 28, 2011.

Other — Expenses directly attributable to the Funds are charged directly to the Funds. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Each Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Funds may distribute income dividends and capital gains more frequently, if necessary for tax purposes.

The Funds may receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended February 28, 2011.

The Funds receive earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended February 28, 2011, the Funds earned the following under this agreement:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$356	$77	$114

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
On the first $500 million	0.550%	0.500%	0.550%
On the next $500 million	0.500%	0.475%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%

Effective December 29, 2010, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to prevent total annual fund operating expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding the following percentages of each Fund’s average daily net assets through December 29, 2011. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Funds’ Boards and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Funds. Prior to December 29, 2010, DMC had voluntarily agreed to waive that portion, if any, of its management fee and reimburse Delaware Minnesota High-Yield Municipal Bond Fund to the extent necessary to ensure that total annual operating expenses did not exceed 0.70% of average daily net assets.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Effective December 29, 2010
Operating expense limitation as a
percentage of average daily net
assets (per annum)	0.65%	0.69%	0.64%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended February 28, 2011, each Fund was charged for these services as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$14,799	$2,599	$3,598

DSC also provides dividend disbursing and transfer agency services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to limit Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares 12b-1 fees through December 29, 2011 to no more than 0.15% of average daily net assets.

At February 28, 2011, each Fund had liabilities payable to affiliates as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Investment management fees
payable to DMC	$230,535	$35,343	$48,174
Dividend disbursing, transfer
agent and fund accounting
oversight fees and other
expenses payable to DSC	12,502	2,405	3,706
Distribution fees payable
to DDLP	130,596	20,524	43,132
Other expenses payable to
DMC and affiliates*	19,083	2,571	5,727

*DMC, as part of its administrative services, pays operating expenses on behalf of each Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, each Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to each Fund by DMC and/or its affiliates’ employees. For the six months ended February 28, 2011, each Fund was charged for internal legal and tax services provided by DMC and/or its affiliates’ employees as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$2,169	$393	$513

For the six months ended February 28, 2011, DDLP earned commissions on sales of the Fund’s Class A shares for each Fund as follows:

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
$31,418	$7,161	$8,415

For the six months ended February 28, 2011, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively. These commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Class A	$0	$0	$0
Class B	885	20	1,634
Class C	1,020	1,373	192

Trustees’ fees include expenses accrued by the Funds for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the six months ended February 28, 2011, the Funds made purchases and sales of investment securities other than short-term investments as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Purchases	$43,616,966	$16,599,502	$3,889,100
Sales	79,937,129	24,757,454	6,932,060

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

3. Investments (continued)

At February 28, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2011, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Cost of investments	$561,555,426	$95,917,422	$140,507,248
Aggregate unrealized appreciation	$16,889,669	$2,774,153	$2,630,270
Aggregate unrealized depreciation	(14,498,902)	(771,821)	(6,880,582)
Net unrealized
appreciation (depreciation)	$2,390,767	$2,002,332	$(4,250,312)

U.S. GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 –	inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the each Fund’s investments by fair value hierarchy levels as of February 28, 2011:

	Delaware Tax-Free Minnesota Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$561,859,796	$561,859,796
Short-Term Investments	186,397	1,900,000	2,086,397
Total	$186,397	$563,759,796	$563,946,193

	Delaware Tax-Free Minnesota Intermediate Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$97,101,081	$97,101,081
Short-Term Investments	18,673	800,000	818,673
Total	$18,673	$97,901,081	$97,919,754

	Delaware Minnesota High-Yield Municipal Bond Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$136,186,081	$136,186,081
Short-Term Investment	70,855	—	70,855
Total	$70,855	$136,186,081	$136,256,936

There were no Level 3 securities at the beginning or end of the period.

During the six months ended February 28, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Funds.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended February 28, 2011 and the year ended August 31, 2010 was as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Six Months Ended 2/28/11*
Ordinary income	$1,054,835	$5,714	$9,116
Tax-exempt income	11,686,069	1,750,091	2,873,415
Long-term capital gain	1,575,687	—	—
Total	$14,316,591	$1,755,805	$2,882,531

Year Ended 8/31/10
Ordinary income	$45,305	$17,672	$9,495
Tax-exempt income	23,655,449	3,255,074	5,552,973
Total	$23,700,754	$3,272,746	$5,562,468

*Tax information for the six months ended February 28, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of February 28, 2011, the estimated components of net assets on a tax basis were as follows:

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Shares of beneficial interest	$561,732,978	$97,817,996	$145,767,616
Distributions payable	(379,903)	(54,789)	(95,082)
Undistributed ordinary income	13,451	—	—
Undistributed long-term capital gains	3,258,244	—	—
Undistributed tax-exempt income	234,285	57,311	95,137
Realized gains 9/1/10-2/28/11	—	224,034	481,867
Capital loss carryforward
as of 8/31/10	—	(741,082)	(4,326,723)
Post-October losses	—	(235,099)	—
Unrealized appreciation (depreciation) of
investments	2,390,767	2,002,332	(4,250,312)
Net assets	$567,249,822	$99,070,703	$137,672,503

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on debt instruments and distributions payable.

Post-October losses represent losses realized on investment transactions from November 1, 2010 through February 28, 2011 that, in accordance with federal income tax regulations, the Funds have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended February 28, 2011, the Funds recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

		Delaware Tax-Free	Delaware Minnesota
	Delaware Tax-Free	Minnesota	High-Yield Municipal
	Minnesota Fund	Intermediate Fund	Bond Fund
Undistributed net investment income	$65,221	$(3,131)	$(8,682)
Accumulated net realized gain (loss)	(65,221)	3,131	8,682

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at August 31, 2010 will expire as follows:

	Delaware Tax-Free	Delaware Minnesota
	Minnesota	High-Yield Municipal
Year of Expiration	Intermediate Fund	Bond Fund
2011	$216,009	$243,334
2012	—	684,248
2014	81,340	—
2015	109,745	96,079
2016	—	198,826
2017	333,988	129,724
2018	—	2,974,512
Total	$741,082	$4,326,723

For the six months ended February 28, 2011, the Funds had capital gains which may decrease the capital loss carryforwards as follows:

Delaware Tax-Free	Delaware Minnesota
Minnesota	High-Yield Municipal
Intermediate Fund	Bond Fund
$224,034	$481,867

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

6. Capital Shares

Transactions in capital shares were as follows:

			Delaware Tax-Free		Delaware Minnesota
	Delaware Tax-Free		Minnesota		High-Yield Municipal
	Minnesota Fund		Intermediate Fund		Bond Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	2/28/11	8/31/10	2/28/11	8/31/10	2/28/11	8/31/10
Shares sold:
Class A	1,803,096	3,733,307	717,773	2,446,624	779,146	1,436,037
Class B	—	25	—	6,542	35	15
Class C	167,947	565,348	162,983	516,889	222,756	393,200

Shares issued upon reinvestment of dividends and distributions:
Class A	764,473	1,161,269	93,796	170,638	150,511	283,278
Class B	6,733	13,769	182	374	5,158	10,093
Class C	51,268	69,468	13,678	21,937	36,776	60,655
	2,793,517	5,543,186	988,412	3,163,004	1,194,382	2,183,278

Shares repurchased:
Class A	(4,427,967)	(4,736,716)	(1,464,179)	(1,277,249)	(1,217,930)	(1,501,476)
Class B	(149,450)	(225,629)	(1,834)	(21,083)	(49,565)	(128,538)
Class C	(478,118)	(379,026)	(195,284)	(284,347)	(351,043)	(269,385)
	(5,055,535)	(5,341,371)	(1,661,297)	(1,582,679)	(1,618,538)	(1,899,399)
Net increase (decrease)	(2,262,018)	201,815	(672,885)	1,580,325	(424,156)	283,879

For the six months ended February 28, 2011 and the year ended August 31, 2010, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the statements of changes in net assets.

	Six Months Ended			Year Ended
		2/28/11			8/31/10
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Minnesota Fund	80,212	80,238	$996,199	143,907	144,023	$1,790,535
Delaware Tax-Free Minnesota
Intermediate Fund	1,108	1,111	12,331	16,599	16,648	182,669
Delaware Minnesota High-Yield
Municipal Bond Fund	16,533	16,549	172,833	77,229	77,360	799,041

7. Line of Credit

The Funds, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $35,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The line of credit expired on November 16, 2010.

Effective as of November 16, 2010, the Funds along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $50,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The new line of credit under the agreement as amended expires on November 15, 2011. The Funds had no amounts outstanding as of February 28, 2011, or at any time during the period then ended.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Inverse Floaters — Each Fund may participate in inverse floater programs where a Fund transfers its own bonds to a trust that issues floating rate securities and inverse floating rate securities (inverse floaters) with an aggregate principal amount equal to the principal of the transferred bonds. The inverse floaters received by the Funds are derivative tax-exempt obligations with floating or variable interest rates that move in the opposite direction of short-term interest rates, usually at an accelerated speed. Consequently, the market values of the inverse floaters will generally be more volatile than other tax-exempt investments. The Funds typically use inverse floaters to adjust the duration of their portfolio. Duration measures a portfolio’s sensitivity to changes in interest rates. By holding inverse floaters with a different duration than the underlying bonds that a Fund transferred to the trust, the Fund seeks to adjust its portfolio’s sensitivity to changes in interest rates. The Funds may also invest in inverse floaters to add additional income to the Funds or to adjust the Funds’ exposure to a specific segment of the yield curve. At February 28, 2011, the Funds held no investments in inverse floaters.

9. Credit and Market Risk

The Funds concentrate their investments in securities issued by municipalities, mainly in Minnesota. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to

Notes to financial statements
Delaware Minnesota Municipal Bond Funds

9. Credit and Market Risk (continued)

the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At February 28, 2011, the percentages of each Fund’s net assets insured by insurers are listed below and these securities have been identified in the statements of net assets.

	Delaware Tax-Free	Delaware Minnesota
Delaware Tax-Free	Minnesota	High-Yield Municipal
Minnesota Fund	Intermediate Fund	Bond Fund
21%	23%	15%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s (S&P) and Baa3 by Moody’s Investor Services (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Funds may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, each Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. As of February 28, 2011, there were no Rule 144A securities. Illiquid securities have been identified on the statements of net assets.

10. Contractual Obligations

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

11. Subsequent Events

Management has determined no material events or transactions occurred subsequent to February 28, 2011 that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information
(Unaudited)
Delaware Minnesota Municipal Bond Funds

Change in Independent Registered Public Accounting Firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC, DDLP and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Voyageur Mutual Funds, Voyageur Tax-Free Funds and Voyageur Tax-Free Intermediate Funds (the Trusts) effective May 20, 2010. At a meeting held on May 20, 2010, the Boards of Trustees of the Trusts, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Trusts for the fiscal year ending August 31, 2010. During the fiscal years ended August 31, 2009 and 2008, E&Y’s audit reports on the financial statements of the Trusts did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trusts and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Trusts nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Trusts ’ financial statements.

About the organization

Board of trustees
Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments®
Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Drexel University
Philadelphia, PA
	Anthony D. Knerr Founder and Managing Director Anthony Knerr & Associates New York, NY Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA	Ann R. Leven Consultant ARL Associates New York, NY Thomas F. Madison President and Chief Executive Officer MLM Partners, Inc. Minneapolis, MN	Janet L. Yeomans Vice President and Treasurer 3M Corporation St. Paul, MN J. Richard Zecher Founder Investor Analytics Scottsdale, AZ

Affiliated officers
David F. Connor Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Senior Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund and the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com.

The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s Web site at www.sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on each Fund’s Web site at www.delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at www.delawareinvestments.com; and (ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

     Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INTERMEDIATE TAX FREE FUNDS

/s/ PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: May 2, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: May 2, 2011

/s/ RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: May 2, 2011